SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
Schedule of Operating Segments
	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated
2012

Revenues	$8,894	$15,915	$(306)	$24,503

Gross profit	$2,345	$2,723	$-	$5,068

Assets related to segment	$8,558	$9,491	$-	$18,049

2011

Revenues	$13,128	$21,332	$(1,026)	$33,434

Gross profit	$3,105	$3,405	$-	$6,510

Assets related to segment	$10,132	$9,869	$68	$20,069

2010

Revenues	$12,463	$17,724	$-	$30,187

Gross profit	$3,632	$3,851	$-	$7,483

Assets related to segment	$12,418	$9,605	$107	$22,130

Schedule of Geographic Information
	Year ended December 31,
	2012		2011		2010
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$493	$-	$1,514	$-	$2,596	$-
Far East	1,985	-	3,943	-	2,228	-
Europe	1,178	-	976	-	811	-
Israel and others	20,847	963	27,001	1,166	24,552	1,135

	$24,503	$963	$33,434	$1,166	$30,187	$1,135

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

Schedule of Major Customers
	Year ended December 31,
	2012	2011	2010

Customer A (Supply Chain Segment)	15%	10%	7%